Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures [abstract]
Investments in associates and joint ventures
8	Investments in associates and joint ventures

	2017	2016
Beginning of the year	19,632,113	19,745,192
Capital injections in associates and joint ventures	301,916	276,118
Business combination (Note 40(a))	1,021,566	-
Transfer from available-for-sale	91,800	-
Transfer to subsidiaries	(736,725)	-
Share of net profit less loss	425,215	1,298,889
Share of other comprehensive income/(loss)	121,208	(180,572)
Currency translation differences	(142,226)	-
Dividends	(835,279)	(1,507,514)
Elimination of unrealized profits on transactions with equity-method investees	(361,965)	-

End of the year	19,517,623	19,632,113

As at 31 December 2017, investments in associates and joint ventures of the Company and its subsidiaries are unlisted except for Shenzhen Energy Corporation Limited ("SECL") which is listed on the Shenzhen Stock Exchange. The following list contains only the particulars of material associates and joint ventures:

Name	Country of incorporation	Registered capital	Business nature and scope of operation	Percentage of equity interest held
				Direct	Indirect[1]

Associates:
SECL*	PRC	RMB2,642,994,398	Energy and investment in related industries	25.02%	-

Hebei Hanfeng Power Generation Limited Liability Company ("Hanfeng Power")	PRC	RMB1,975,000,000	Power generation	40%	-

Huaneng Finance	PRC	RMB5,000,000,000	Provision for financial service including fund deposit services, lending, finance lease arrangements, notes discounting and entrusted loans and investment arrangement within Huaneng Group	20%	-

Huaneng Sichuan Hydropower Co., Ltd. ("Sichuan Hydropower")	PRC	RMB1,469,800,000	Development, investment, construction, operation and management of hydropower	49%	-

China Huaneng Group Fuel Co., Ltd. ("Huaneng Group Fuel Company") **	PRC	RMB3,000,000,000	Wholesale of coal, import and export of coal	50%	-

Hainan Nuclear Power Limited Liability Company("Hainan Nuclear")	PRC	RMB4,831,460,000	Construction and operation of nuclear power plants; production and sales of electricity and related products	30%	-

Joint ventures:
Shanghai Time Shipping Co., Ltd. ("Shanghai Time Shipping")	PRC	RMB1,200,000,000	International and domestic sea transportation	50%	-

Jiangsu Nantong Power Generation Co., Ltd.("Jiangsu Nantong Power")	PRC	RMB1,596,000,000	Operation and Management of power generation plants and transportation related projects	-	35%

Huaneng Shandong Ruyi (Hongkong) Energy Co., Ltd ("Ruyi (Hongkong) Energy")***	Hong Kong	10,000 Shares	Investment in electricity and other related energy projects	-	40%

Shandong Luyi Power International Limited Company ("Luyi Power")***	PRC	RMB35,000,000	Contracting overseas projects and international bidding projects, mechanical and electrical equipment installation engineering and electric power engineering	-	40%

[1]	The indirect percentage of equity interest held represents the effective ownership interest of the Company and its subsidiaries.

*	As at 31 December 2017, the fair value of the Company's shares in SECL was RMB6,010 million (2016: RMB6,813 million).

**
In accordance with the articles of the association of the investee, the Company could only exercise significant influence on the investee and therefore accounts for the investment under the equity method.

***
Ruyi (Hongkong) Energy and Luyi Power were established for Pakistan Sahiwal Project, which are jointly controlled by Huaneng Shandong Power Generation Co., Ltd. and Shandong Ruyi Technology Group Co., Ltd.

All the above associates and joint ventures are accounted for under the equity method in the consolidated financial statements.

Summarized financial information of the material associates, adjusted for any differences in accounting policies and acquisition adjustments, and reconciliation to the carrying amounts in the consolidated financial statements, are disclosed below:

	Sichuan Hydropower		SECL		Huaneng Finance		Hanfeng Power		Huaneng Group Fuel Company		Hainan Nuclear
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Gross amounts of the associates'
Current assets	1,113,579	1,245,157	16,444,934	14,021,440	25,535,504	13,919,342	650,055	806,432	4,327,146	4,642,797	2,497,765	2,608,909
Non-current assets	14,590,921	14,676,021	56,079,321	46,584,060	20,786,497	18,055,386	2,246,412	2,616,639	4,102,426	4,269,520	22,490,989	23,939,921
Current liabilities	(2,477,362)	(2,410,462)	(20,447,190)	(16,564,310)	(39,588,213)	(25,344,346)	(795,815)	(1,045,876)	(1,778,075)	(1,939,210)	(3,409,360)	(3,330,581)
Non-current liabilities	(8,661,852)	(8,901,599)	(28,491,540)	(19,395,060)	(49,904)	(57,368)	(27,443)	(37,103)	(3,119,462)	(3,432,326)	(17,252,794)	(18,356,288)
Equity	4,565,286	4,609,117	23,585,525	24,646,130	6,683,884	6,573,014	2,073,209	2,340,092	3,532,035	3,540,781	4,326,600	4,861,961
-Equity attributable to shareholders	3,400,953	3,449,824	22,285,077	21,610,140	6,683,884	6,573,014	2,073,209	2,340,092	3,400,344	3,378,952	4,326,600	4,861,961
-Non-controlling interests	1,164,333	1,159,293	1,300,448	3,035,990	-	-	-	-	131,691	161,829	-	-

Revenue	2,247,781	2,053,327	13,908,949	11,427,830	1,393,211	1,093,637	2,073,209	2,192,445	17,166,036	14,356,915	2,504,379	1,897,190
Profit/(loss) from continuing operations attributable to shareholders	222,403	173,220	747,657	1,362,028	718,970	660,089	52,361	290,470	48,876	102,363	(535,361)	18,618
Other comprehensive (loss)/income attributable to shareholders	-	-	521,965	(638,680)	(28,099)	(125,840)	-	-	(6,654)	8,723	-	-
Total comprehensive income/(loss) attributable to shareholders	222,403	173,220	1,269,622	723,348	690,871	534,249	52,361	290,470	42,222	111,086	(535,361)	18,618
Dividend received from the associates	132,923	145,392	148,761	198,348	116,000	122,000	127,698	174,366	10,000	10,000	-	-

Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	3,400,953	3,449,824	22,285,077	21,610,140	6,683,884	6,573,014	2,073,209	2,340,092	3,400,344	3,378,952	4,326,600	4,861,961
The Company's effective interest	49%	49%	25.02%	25.02%	20%	20%	40%	40%	50%	50%	30%	30%
The Company's share of net assets attributable to shareholders of the associate	1,666,467	1,690,414	5,574,612	5,405,776	1,336,777	1,314,603	829,284	936,037	1,700,172	1,689,476	1,297,980	1,458,588
Impact of adjustments	207,586	207,586	1,161,810	1,161,810	-	-	293,082	293,082	16,521	16,521	14,076	14,076
Carrying amount in the consolidated financial statements	1,874,053	1,898,000	6,736,422	6,567,586	1,336,777	1,314,603	1,122,366	1,229,119	1,716,693	1,705,997	1,312,056	1,472,664

Summarized financial information of material joint ventures adjusted for any differences in accounting policies and acquisition adjustment, and reconciliation to the carrying amount in the consolidated financial statements, are disclosed below:

	Shanghai Time Shipping		Jiangsu Nantong Power		Pakistan Sahiwal Project Related Investment
	2017	2016	2017	2016	2017
Gross amounts of joint ventures'
Current assets	665,410	883,120	656,720	815,359	3,069,065
Non-current assets	4,663,530	5,335,409	5,739,860	6,075,100	9,775,693
Current liabilities	(3,316,709)	(3,177,881)	(2,939,371)	(2,600,258)	(1,955,211)
Non-current liabilities	(617,437)	(1,506,076)	(1,374,656)	(1,931,219)	(8,738,121)
Equity	1,394,794	1,534,572	2,082,553	2,358,982	2,151,426

Included in the above assets and liabilities:
Cash and cash equivalents	96,528	203,018	362,214	96,501	618,105
Current financial liabilities (excluding trade and other payables and provisions)	(2,987,937)	(2,681,857)	(2,404,331)	(2,270,601)	(1,482,269)
Non-current financial liabilities (excluding trade and other payables and provisions)	(617,437)	(1,506,076)	(1,352,000)	(1,931,219)	(8,738,121)

Revenue	3,532,065	3,561,091	3,451,983	3,354,545	2,321,510
(Loss)/profit from continuing operations	(139,780)	1,212	271,364	608,660	(72,227)
Other comprehensive loss	-	-	-	-	(284,452)
Total comprehensive (loss)/income	(139,780)	1,212	271,364	608,660	(356,679)

Dividend received in cash from the joint ventures	-	275,000	724,453	-	-
Included in the above profit:
Depreciation and amortization	317,133	340,826	396,500	393,221	63,122
Interest income	1,406	985	1,810	2,313	10
Interest expense	157,851	149,748	130,028	128,224	104,467
Income tax expense	(45,741)	500	92,294	194,915	224,146

Reconciled to the interest in the joint venture:
Gross amounts of net assets	1,394,794	1,534,572	2,082,553	2,358,982	2,151,426
The Company and its subsidiaries' effective interest	50%	50%	50%	50%	50%
The Company and its subsidiaries' share of net assets	697,397	767,286	1,041,277	1,179,491	1,075,713
Impact of adjustments	18,324	18,324	-	-	(361,965)
Carrying amount in the consolidated financial statements	715,721	785,610	1,041,277	1,179,491	713,748

Aggregate information of associates and joint ventures that are not individually material:

	2017	2016
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	2,948,510	3,479,043

Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures Profit from continuing operations	70,965	263,392
Total comprehensive income	70,965	263,392

As at 31 December 2017, the Company's share of losses of an associate and a joint venture exceeded its interest in the associate and the joint venture and the unrecognized further losses amounted to RMB185 million (2016: RMB163 million).